Long-term Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt [Line Items]
Total debt	$ 111,458,406	$ 100,759,063	$ 82,955,489
Less: current portion	(18,686,730)	(16,065,483)	13,390,382
Long-term Debt, Excluding Current Maturities			69,565,107
Less: unamortized bank fees	(1,051,730)	(1,391,159)	(1,079,354)
Secured long-term debt, net	$ 91,719,946	$ 83,302,421	$ 68,485,753